Trade payables and customer advances (Tables)	12 Months Ended
Dec. 31, 2023
Trade Payables and Customer Advances [Abstract]
Summary of Breakdown for Trade Payables and Customer Advances
The following table provides a breakdown for trade payables and customer advances:

	At December 31,
(€ thousands)	2023	2022
Trade payables	261,099	220,789
Customer advances	53,038	50,147
Total trade payables including customer advances	314,137	270,936